CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 806	$ (4,408)	$ 2,396
Other comprehensive income (loss), net
Net unrealized gains (losses) from derivatives	372	(672)	(686)
Reclassification adjustments for gains from derivatives included in net income	(140)	331	894
Total other comprehensive income (loss)	232	(341)	208
Total comprehensive income (loss)	$ 1,038	$ (4,749)	$ 2,604